Losses Per Common Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Losses per Common Share

NOTE 16. LOSSES PER COMMON SHARE

Presented below is a summary of the components used to calculate basic and diluted earnings per common share:

	Years Ended December 31,
	2013	2012
Net loss available to common shareholders	$(5,531,816)	$(1,793,881)
Weighted average common shares outstanding	10,309,001	10,167,367
Net effect of the assumed exercise of stock options based on the treasury stock method using the average market price for the period	-	104,843
Average number of common shares outstanding used to calculate diluted earnings per common share	10,309,001	10,272,210

Weighted average common shares outstanding are used in the diluted earnings per share calculation for the years ended December 31, 2013 and 2012, as there was a net loss, and inclusion of common stock equivalents would have been anti-dilutive.